Expense Example - iMGP DBi Absolute Return ETF - iMGP DBi Absolute Return ETF	Sep. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	$ 274